Acquisitions (Tables)	6 Months Ended
Jun. 30, 2025
Acquisitions [Abstract]
Schedule of Pro Forma Information	The final purchase price allocation is as follows:
Asset Description	Amount
Intangible Assets	7,824,367
Cash	389
Accounts Receivable	10,553
Prepaid Expenses	3,392
Property & Equipment	305,128
Deposits and Other Assets	11,650
Operating Lease ROU Asset	182,082
Total Assets Acquired	8,337,561
Less: Deferred Revenue	(280,525)
Less: Notes Payable	(429,697)
Less: Operating Lease Liability	(168,098)
Less: Accounts Payable and Accrued Liabilities	(1,086,928)
Net Assets Acquired	6,372,313
Goodwill	8,067,611
Total Purchase Price	14,439,924

Schedule of Pro Forma Information
	For the Six Months Ended June 30, 2025	For the Six Months Ended June 30, 2024
Revenue	1,469,516	2,463,738
Net Income (Loss)	(4,438,269)	(11,536,888)